Covered Assets and Indemnification Asset (Details 3) (Covered loans, USD $) In Thousands, unless otherwise specified									12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Secured	Dec. 31, 2013 Unsecured	Dec. 31, 2013 Secured by commercial properties	Dec. 31, 2013 Secured by residential properties	Dec. 31, 2013 Residential construction loans	Dec. 31, 2013 Commercial construction loans and land development	Mar. 31, 2014 Consumer	Dec. 31, 2013 PCI loans item	Dec. 31, 2013 PCI loans Secured	Dec. 31, 2013 PCI loans Unsecured	Dec. 31, 2013 PCI loans Secured by commercial properties	Dec. 31, 2013 PCI loans Secured by residential properties	Dec. 31, 2013 PCI loans Residential construction loans	Dec. 31, 2013 PCI loans Commercial construction loans and land development
Impaired loans
Unpaid Contractual Principal Balance	$ 1,070,193	$ 43,957	$ 16,280	$ 528,825	$ 289,094	$ 8,920	$ 183,117	$ 7,516
Recorded Investment with No Allowance	729,189	28,611	9,008	365,346	199,581	5,280	121,363
Recorded Investment with Allowance	882		882
Total Recorded Investment	730,071	28,611	9,890	365,346	199,581	5,280	121,363
Related Allowance	882		882
Average investment									364,579	14,260	4,945	182,653	99,686	2,353	60,682
Non-accrual loans	$ 1,797	$ 91	$ 882	$ 40	$ 209	$ 575
Number of loans modified in a TDR									0